Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 8	SFr 0
Realized gains	0	0
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	1	14
Realized gains	SFr 0	SFr 1